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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     5/12/00
-----------------------             ------------                     -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 21
                                            ---------------------------
Form 13F Information Table Value Total:     $        137,618
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------

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                                                                                   Item 6: Investment Discretion
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  Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                       (b) Shared-   (c) Shared-
  Name of Issuer         Title of   Number          Market Value   Shares or                     As Defined    Other
                         Class                                     Principal       (a) Sole      in Instr. V
                                                                   Amount
  -------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        COM        87509105        11,400,000     1,900,000       1,900,000
  -------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM        090066L105      1,044,000      90,750          90,750
  -------------------------------------------------------------------------------------------------------------------------
  Comsat Corp.           COM SER 1  20564D107       1,475,000      71,513          71,513
  -------------------------------------------------------------------------------------------------------------------------
  Converse               COM        212540108       65,000         69,000          69,000
  -------------------------------------------------------------------------------------------------------------------------
  Dave & Busters         COM        23833N104       106,000        11,820          11,820
  Inc.
  -------------------------------------------------------------------------------------------------------------------------
  Florsheim Shoe         COM        343302105       119,000        42,683          42,683
  -------------------------------------------------------------------------------------------------------------------------
  Genesis Worldwide      COM        37184G104       424,000        113,100         113,100
  -------------------------------------------------------------------------------------------------------------------------
  Hancock  Fabrics Inc.  COM        409900107       158,000        55,000          55,000
  -------------------------------------------------------------------------------------------------------------------------
  La Z Boy               COM        505336107       3,073,000      199,853         199,853
  -------------------------------------------------------------------------------------------------------------------------
  LTX Corp.              COM        502392103       3,629,000      80,300          80,300
  -------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)                              21,493,000
  -------------------------------------------------------------------------------------------------------------------------

Table continued...

  ------------------------------------------------------------------------------
                                        Item 8: Voting Authority (Shares)
  ------------------------------------------------------------------------------
  Item 1:                 Item 7:
  Name of Issuer          Managers See
                          Instr. V      (a) Sole       (b) Shared     (c) None

  ------------------------------------------------------------------------------
  Bethlehem Steel                       1,900,000
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  Biotime Inc.                          90,750
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  Comsat Corp.                          71,513
  ------------------------------------------------------------------------------
  Converse                              69,000
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  Dave & Busters                        11,820
  Inc.
  ------------------------------------------------------------------------------
  Florsheim Shoe                        42,683
  ------------------------------------------------------------------------------
  Genesis Worldwide                     113,100
  ------------------------------------------------------------------------------
  Hancock  Fabrics Inc.                 55,000
  ------------------------------------------------------------------------------
  La Z Boy                              199,853
  ------------------------------------------------------------------------------
  LTX Corp.                             80,300
  ------------------------------------------------------------------------------
  COLUMN TOTALS (Page)
  ------------------------------------------------------------------------------

                                    FORM 13F


Page 2 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------


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                                                                                    Item 6: Investment Discretion
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Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                     (b)         (c) Shared-
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                   Shared- As  Other
                       Class                                          Principal     (a) Sole      Defined in
                                                                      Amount                      Instr. V

--------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108      24,075,000         600,000       600,000
--------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM          649080504      1,254,000          340,000       340,000
--------------------------------------------------------------------------------------------------------------------------
Ogden Corp.            COM          676346109      14,325,000         1,200,000     1,200,000
--------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107      444,000            83,000        83,000
--------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101      6,367,000          410,751       410,751
--------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103      2,179,000          140,000       140,000
--------------------------------------------------------------------------------------------------------------------------
Sunglass Hut           COM          86736F106      10,156,000         1,300,000     1,300,000
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105      773,000            97,400        97,400
--------------------------------------------------------------------------------------------------------------------------
Trinity Industries     COM          896522109      355,000            15,000        15,000
--------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108      35,194,000         1,370,100     1,370,100
--------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103      21,003,000         2,350,000     2,350,000
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                               116,125,000
--------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                   137,618,000
TOTALS
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Table continued...

-------------------------------------------------------------------------------
                                  Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------
Item 1:                 Item 7:
Name of Issuer          Mana-
                        gers      (a) Sole       (b) Shared    (c) None
                        See
                        Instr. V
-------------------------------------------------------------------------------
NCR Corp.                         600,000
-------------------------------------------------------------------------------
New Valley Corp                   340,000
-------------------------------------------------------------------------------
Ogden Corp.                       1,200,000
-------------------------------------------------------------------------------
Primesource Corp.                 83,000
-------------------------------------------------------------------------------
Ryerson Tull                      410,751
-------------------------------------------------------------------------------
Scitex Ltd.                       140,000
-------------------------------------------------------------------------------
Sunglass Hut                      1,300,000
-------------------------------------------------------------------------------
Tenneco Automotive                97,400
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Trinity Industries                15,000
-------------------------------------------------------------------------------
Unisys Corp                       1,370,100
-------------------------------------------------------------------------------
Venator Group, Inc.               2,350,000
-------------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-------------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F


Page 3 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------


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                                                                                       Item 6: Investment Discretion
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Item 1:               Item 2:      Item 3:  CUSIP  Item 4: Fair    Item 5:  Shares or                   (b)             (c)
Name of Issuer        Title of     Number          Market Value    Principal Amount                     Shared- As      Shared-
                      Class                                                            (a) Sole         Defined in      Other
                                                                                                        Instr. V
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
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     CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE
24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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Table continued...

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                                   Item 8: Voting Authority (Shares)
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Item 1:                Item 7:
Name of Issuer         Mana-
                       gers  See   (a) Sole        (b) Shared  (c)
                       Instr. V                                None
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     CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE
24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY WITH THE COMMISSION.
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